SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation (Details)	Dec. 31, 2018 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (RMB to USD)	0.1454